INCOME TAXES - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Combined Canadian federal and provincial income tax rate	28.40%	28.80%	29.50%
Foreign earnings/losses taxed at higher income tax rates	0.40%	6.80%	6.60%
Foreign earnings/losses taxed at lower income tax rates	(5.10%)	(0.60%)	(0.70%)
Impact of TCJA enactment	0.00%	(12.40%)	0.00%
Prior period adjustments	(3.40%)	0.00%	0.00%
Nondeductible expenses	3.90%	0.40%	0.70%
Impact of other differences	(0.70%)	(2.30%)	(2.30%)
Nontaxable dividend	(8.60%)	(6.60%)	(6.90%)
Canadian deferred tax assets not recognized	2.50%	0.00%	0.00%
Change in derecognition of deferred tax assets	0.00%	2.80%	0.80%
Effective income tax rate	17.40%	16.90%	27.70%